SHARE-BASED COMPENSATION - Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($) tranche $ / shares shares	Jun. 30, 2024 CNY (¥) shares
Number of Options
Share options outstanding at the beginning of the period (in shares)		28,519,100
Share options outstanding at the end of the period (in shares)		28,519,100		28,519,100
Share options vested or expected to vest (in shares)	26,429,100				26,429,100
Share options exercisable (in shares)	0				0
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 2.80
Share options outstanding at the end of the period (in dollars per shares) | $ / shares	2.80			$ 2.80
Share options vested or expected to vest (in dollars per shares) | $ / shares	$ 2.80
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted Average Remaining Contractual Life (in years)		8 years 11 months 1 day		9 years 4 months 28 days
Share options vested or expected to vest, Weighted Average Remaining Contractual Life (in years)		8 years 11 months 1 day
Aggregate Intrinsic Value
Share options outstanding, Aggregate intrinsic value | $	$ 15			$ 16
Share options vested or expected to vest, Aggregate intrinsic value | $	$ 14
Recognized share-based compensation expenses | ¥		¥ 170	¥ 61
Share options
Aggregate Intrinsic Value
Total unrecognized compensation expense | ¥					¥ 123
Weighted-average recognition period of compensation expense (in years)		3 years 5 months 8 days
Weighted-average grant date fair value | $ / shares				$ 2.22
Share options
Aggregate Intrinsic Value
Recognized share-based compensation expenses | ¥		¥ 256
Incentive Award Plans
Aggregate Intrinsic Value
Period for remaining percentage vested		10 years
Senior officers | Share options
Number of Options
Granted (in shares)				28,625,350
Aggregate Intrinsic Value
Number of tranches | tranche				5
Period for remaining percentage vested				2 years
Second anniversary of the stated vesting commencement date | Incentive Award Plans
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%
Second anniversary of the stated vesting commencement date | Senior officers | Share options
Aggregate Intrinsic Value
Share-based payment award, vesting percentage				50.00%
Vesting ratably over the following two years | Incentive Award Plans
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%
Period for remaining percentage vested		2 years
Vesting ratably over the following two years | Senior officers | Share options
Aggregate Intrinsic Value
Share-based payment award, vesting percentage				50.00%